Mineral property, plant and equipment	9 Months Ended
May 31, 2026
Mineral Property Plant And Equipment
Mineral property, plant and equipment

7.	Mineral property, plant and equipment

	Exploration and evaluation expenditures(1)	Mineral properties	Processing plant and related infrastructure(2)	Machinery and equipment(3)	Right-of- use assets	Other(4)	Total
Cost
As at August 31, 2025	$3,194	$52,918	$34,510	$3,044	$5,047	$353	$99,066
Additions	1,179	10,595	12,249	1,506	108	521	26,158
As at May 31, 2026	4,373	63,513	46,759	4,550	5,155	874	125,224
Accumulated depreciation
As at August 31, 2025	$-	$6,143	$2,923	$1,509	$896	$102	$11,573
Depreciation	-	4,917	596	513	727	21	6,774
As at May 31, 2026	-	11,060	3,519	2,022	1,623	123	18,347
Net book value
As at August 31, 2025	$3,194	$46,775	$31,587	$1,535	$4,151	$251	$87,493
As at May 31, 2026	4,373	52,453	43,240	2,528	3,532	751	106,877
(1)	Represents exploration and evaluation expenditures related to the exploration drilling at Eastern Porphyry and geophysics survey data.
(2)	Includes construction in progress of $14.7 million (August 31, 2025 - $3.7 million).
(3)	Includes automotive and computer equipment and software.
(4)	Includes leasehold improvements.